Income Taxes (Tables)	12 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Provision for Income Taxes

The provision for income taxes for the years ended September 30, 2013, 2012 and 2011 was:

	Fiscal Years Ended September 30,
	2013	2012	2011
	(In thousands)
Current:
Foreign	3	—	—

Total current provision	$3	—	$—

Deferred:
Federal	$5,740	5,740	$5,740
State	1,234	1,234	1,234

Total deferred provision	$6,974	6,974	$6,974

Total provision for income taxes	$6,977	6,974	$6,974

Components of Statutory U.S. Federal Income Tax Rate to Income Before Taxes

Alion’s income tax provisions at September 30, 2013, 2012 and 2011 include the effects of state income taxes, debt extinguishment and changes in valuation allowances. The provision for income taxes for the years ended September 30, 2013, 2012 and 2011 differ from the amounts computed by applying the statutory U.S. federal income tax rate to income before taxes as a result of the following:

	Fiscal Years Ended September 30,
	2013		2012		2011
	(Dollars in thousands)
Expected federal income tax (benefit)	35.0%	$(10,365)	35.0%	$(12,066)	35.0%	$(13,093)
State income taxes (net of federal benefit)	4.5%	(1,325)	4.5%	(1,539)	4.5%	(1,666)
Nondeductible expenses	(0.4%)	105	(0.4%)	146	(0.6%)	232
Provision to return true-ups	(0.1%)	15	(0.8%)	286	(0.2%)	84
Tax credits	0.3%	(79)	0.0%	—	0.0%	—
Changes in valuation allowance	(62.9%)	18,626	(58.4%)	20,147	(57.2%)	21,417

Income tax expense (benefit)	(23.6%)	$6,977	(20.2%)	$6,974	(18.6%)	$6,974

Components of Deferred Tax Assets and Deferred Tax Liabilities

At September 30, 2013 and 2012, the components of deferred tax assets and deferred tax liabilities were:

	September 30,
	2013	2012
	(In thousands)
Deferred tax assets:
Accrued expenses and reserves	$9,228	$11,206
Intangible amortization	13,185	14,305
Deferred rent	3,680	3,398
Deferred wages	4,060	3,954
Depreciation and leases	4,375	3,226
Carryforwards and tax credits	62,487	42,300
Other	25	25

Gross deferred tax assets	$97,040	$78,414

Less Valuation	(97,040)	(78,414)

Deferred tax liabilities:
Goodwill	(58,130)	(51,156)

Net deferred tax asset/(liability)	$(58,130)	$(51,156)